Financial Instruments and Risk Management (Market Risk - Sensitivity Analysis for Variable Rate Instruments) (Details) - Swap contract [Member] $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Decrease 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (39)
Decrease 1% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	49
Decrease 1% [Member] | Changes in Euro interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Decrease 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(19)
Decrease 0.5% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	24
Decrease 0.5% [Member] | Changes in Euro interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Increase 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	18
Increase 0.5% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(22)
Increase 0.5% [Member] | Changes in Euro interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Increase 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	36
Increase 1% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(42)
Increase 1% [Member] | Changes in Euro interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 2